Organization and principal activities - Consolidated assets and liabilities information of the Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		¥ 843,448	$ 129,264	¥ 1,103,747
Restricted cash		92,582	14,189	230,125
Short-term investments		9,000	1,379	11,500
Accounts receivable, net		2,252,103	345,150	2,189,980
Loans to equity method investees		92,116	14,117
Prepayments and other current assets		185,960	28,501	194,668
Total current assets		3,475,209	532,600	3,730,020
Property, equipment and software		14,493	2,221	8,298
Equity method investments		468,598	71,816	579,263
Long-term equity investment		40,000	6,130	40,000
Deferred tax assets		3,558	545	7,289
Other non-current assets		7,488	1,148	7,255
Total non-current assets		572,743	87,777	642,105
Total assets		4,047,952	620,377	4,372,125
Short-term bank borrowings		443,444	67,961	490,000
Accounts payable		1,796,304	275,296	1,897,611
Customers' refundable fees		36,074	5,529	44,916
Accrued expenses and other current liabilities		281,648	43,163	338,626
Income tax payables		510	78	7
Total current liabilities		2,557,980	392,027	2,771,160
Non-current liabilities
Income tax payables		23,840	3,654	11,910
Total non-current liabilities		23,974	3,675	11,910
Total liabilities		2,581,954	$ 395,702	2,783,070
VIE
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		473,733		645,332
Restricted cash		9,390		957
Short-term investments		9,000		11,500
Accounts receivable, net		2,252,103		2,189,980
Loans to equity method investees		92,116
Amounts due from related parties	[1]	583,662		3,095
Prepayments and other current assets		182,559		194,423
Total current assets		3,602,563		3,045,287
Property, equipment and software		14,291		8,298
Equity method investments		468,088		574,930
Long-term equity investment		40,000		40,000
Deferred tax assets		3,558		7,289
Other non-current assets		7,488		7,255
Total non-current assets		533,425		637,772
Total assets		4,135,988		3,683,059
Short-term bank borrowings		443,444		490,000
Accounts payable		1,775,826		1,897,219
Customers' refundable fees		36,074		44,916
Current instalments of long-term loans from a related party	[2]	300,000
Amounts due to related parties		118,826		278,487
Accrued expenses and other current liabilities		269,434		283,749
Income tax payables		510		7
Total current liabilities		2,944,114		2,994,378
Non-current liabilities
Income tax payables		22,622		11,061
Long-term loans from a related party excluding current instalments**	[2]	1,007,000		534,000
Total non-current liabilities		1,029,622		545,061
Total liabilities		¥ 3,973,736		¥ 3,539,439

[1]	* Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.
[2]	** Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2019: 0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.